FORWARD FUNDS

Supplement dated September 30, 2015

to the

Forward Funds Investor Class and Institutional Class Prospectus, Forward Funds Class A,

Class B, Class C and Advisor Class Prospectus and Forward Funds Class Z Prospectus

each dated May 1, 2015, as supplemented

IMPORTANT NOTICE REGARDING CHANGES IN PORTFOLIO MANAGEMENT

AND PRINCIPAL INVESTMENT STRATEGIES

The following information applies to the Forward High Yield Bond Fund (the “Fund”) only:

Change in Portfolio Manager

Effective immediately, Henry Chu and Ashish Shah are the portfolio managers responsible for the day-to-day investment decisions of the Fund. Accordingly, effective immediately, the following changes shall be made:

The paragraph under the heading “Investment Advisor/Portfolio Manager” in the Fund’s “Fund Summary” section in each of the prospectuses is revised to read as follows:

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund. Forward Management has engaged the services of First Western to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Henry Chu, Senior Vice President and Credit Analyst, and Ashish Shah, Senior Vice President and Credit Analyst. Messrs. Chu and Shah have managed the Fund since September 2015.

The second paragraph under the heading/sub-heading “Management of the Funds – Sub-Advisors/Portfolio Managers – Forward High Yield Bond Fund” in each of the prospectuses is replaced in its entirety to read as follows:

The Forward High Yield Bond Fund is team managed and all investment management decisions are made jointly by the team. The team members are:

Henry Chu, Senior Vice President and Credit Analyst. Mr. Chu is Co-Portfolio Manager on First Western’s high yield credit strategies. Additionally, he is responsible for credit research, analysis and recommendations in a number of industries, including consumer cyclical, food-related, industrials, and utilities. Previously, Mr. Chu was a Director of Mergers and Acquisitions for Platinum Equity, LLC. Prior to that, he was with G.E. Capital’s Sponsor Finance Group. Mr. Chu began his career at Houlihan Lokey Howard & Zukin in its middle market advisory and valuations group. Mr. Chu received a BA in Economics and Accounting from Claremont McKenna College and an MBA in Finance & Entrepreneurship from the University of Chicago.

Ashish Shah, Senior Vice President and Credit Analyst. Mr. Shah is Co-Portfolio Manager on First Western’s high yield credit strategies. Mr. Shah joined First Western in 2005 as a Credit Analyst and through his tenure has researched and invested in several industries, including telecommunications, technology, media, homebuilding, and services. Previously, Mr. Shah was a Research and Strategic Planning Consultant at Sun Microsystems and a Product Manager for Escalate, an enterprise software company. Prior to his operational roles, he was an Equity Research Associate at JP Morgan Chase. Mr. Shah earned a BA in Economics & Environmental Science at the University of California at Berkeley and an MBA in Finance from the University of Southern California.

Future Changes in Advisory Arrangement and Principal Investment Strategies

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on September 22-23, 2015, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund, effective on or about January 4, 2016: (i) the termination of the Investment Sub-Advisory Agreement among Forward Management, the Trust and First Western Capital Management Company (“First Western”); (ii) changes to the principal investment strategies and principal risks of the Fund; and (iii) the removal of certain non-fundamental investment restrictions of the Fund. Accordingly, effective on or about January 4, 2016, the following changes shall be reflected in the Fund’s registration statement:

First Western will cease serving as sub-advisor for the Fund, and Forward Management will assume direct management responsibility with respect to the Fund. James P. Sivco, CFA, Senior Portfolio Manager, and David C. Hinman, CFA, Senior Portfolio Manager, will comprise the Fund’s investment team. Mr. Sivco will be responsible for leading the investment team. Accordingly, all references to First Western acting as sub-advisor for the Fund shall be deleted.

Subject to review by the Securities and Exchange Commission, the principal investment strategies of the Fund will be revised to reflect the Fund’s ability to invest up to 20% of its total assets in securities denominated in foreign currencies and without limitation in U.S. dollar-denominated securities of foreign issuers, provided that any investments in securities and instruments that are economically tied to emerging market countries will be limited to 20% of the Fund’s total assets. The

Fund’s revised strategies will also reflect the Fund’s ability to sell securities short in an amount up to 20% of its net asset value and to employ leveraged investment techniques, including the use of a credit line, to increase the Fund’s exposure to specific investment opportunities. The Fund’s strategies will also be revised to note that the Fund may utilize interest rate hedges and invest without limitation in derivatives, including swap agreements, and mortgage- and asset-backed securities. Pursuant to these changes in the Fund’s principal investment strategies, the principal risks of the Fund will be updated accordingly. Additionally, pursuant to the Fund’s revised principal investment strategies, the Fund’s non-fundamental investment restrictions regarding selling securities short, investments in reverse repurchase agreements and dollar rolls, investments in foreign debt securities and the credit quality of investments in debt securities shall no longer apply.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP HY PM FM 09302015

FORWARD FUNDS

Supplement dated September 30, 2015

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2015, as supplemented

IMPORTANT NOTICE REGARDING CHANGES IN PORTFOLIO MANAGEMENT

AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following information applies to the Forward High Yield Bond Fund (the “Fund”) only:

Change in Portfolio Manager

Effective immediately, Henry Chu and Ashish Shah are the portfolio managers responsible for the day-to-day investment decisions of the Fund. Accordingly, effective immediately, the following changes shall be made:

The first paragraph and table under the heading/subheading “Investment Advisory and Other Services – Portfolio Managers – First Western Capital Management Company: Forward High Yield Bond Fund” in the SAI are replaced in their entirety to read as follows:

Henry Chu, Senior Vice President and Credit Analyst, and Ashish Shah, Senior Vice President and Credit Analyst, are responsible for the day-to-day management of the Forward High Yield Bond Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Chu and Shah managed as of July 31, 2015:

Henry Chu

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	2	$180.0	0	$0.0
Other pooled investment vehicles	4	$144.0	2	$32.0
Other accounts	36	$177.0	1	$4.0

Ashish Shah

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	3	$256.0	0	$0.0
Other pooled investment vehicles	4	$144.0	2	$32.0
Other accounts	8	$185.0	1	$4.0

The information concerning the portfolio managers’ ownership with respect to the Fund in the table on pages 30-31 of the SAI is replaced as follows:

Information as of December 31, 2014 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Henry Chu**	Forward High Yield Bond Fund	C
Ashish Shah**	Forward High Yield Bond Fund	A

*	Key to Dollar Ranges
A	None
B	$1—$10,000
C	$10,001—$50,000
D	$50,001—$100,000
E	$100,001—$500,000
F	$500,001—$1,000,000
G	Over $1,000,000
**	Information as of September 15, 2015

Future Changes in Advisory Arrangement

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on September 22-23, 2015, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund, effective on or about January 4, 2016, the: (i) termination of the Investment Sub-Advisory Agreement among Forward Management, the Trust and First Western Capital Management Company (“First Western”); and (ii) removal of certain non-fundamental investment restrictions of the Fund. Accordingly, effective on or about January 4, 2016, the following changes shall be reflected in the Fund’s registration statement:

First Western will cease serving as sub-advisor for the Fund, and Forward Management will assume direct management responsibility with respect to the Fund. James P. Sivco, CFA, Senior Portfolio Manager, and David C. Hinman, CFA, Senior Portfolio Manager, will comprise the Fund’s investment team. Mr. Sivco will be responsible for leading the investment team. Accordingly, all references to First Western acting as sub-advisor for the Fund shall be deleted.

Additionally, in connection with certain changes to the Fund’s principal investment strategies, the Fund’s non-fundamental investment restrictions regarding selling securities short, investments in reverse repurchase agreements and dollar rolls, investments in foreign debt securities and the credit quality of investments in debt securities shall be removed.

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP HY PM FM SAI 09302015